N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY-8 SERIES ACCOUNT
Entity Central Index Key	0001639105
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Great-West SecureFoundation; II Variable Annuity IRA
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	The Contract does not impose any charge for early withdrawal.
Transaction Charges	The Contract does not impose any transaction charges.	Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page, if any, for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from your Contract Value. If such charges were reflected, such fees and expenses would be higher.
				Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.70%	2.60%
	Investment options (Fund fees and expenses)[2]	0.62%	0.62%
	1 As a percentage of average Contract Value. [2] As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,162	Highest Annual Cost: $2,612
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
Other Charges	Any custodian and investment advisory fees. These fees would be Contract specific.	Guaranteed Lifetime Withdrawal Benefit; The Settlement Phase; Managed Account Service and Other Financial Adviser Fees; Custodian or Trustee Service Charges and Fees

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	The Contract does not impose any charge for early withdrawal.

Transaction Charges [Text Block]
Transaction Charges	The Contract does not impose any transaction charges.	Excess Withdrawals During the Accumulation Phase; Excess Withdrawals During the Withdrawal Phase

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page, if any, for information about the specific fees you will pay each year. The fees and expenses don’t reflect advisory fees that are paid to investment advisers from your Contract Value. If such charges were reflected, such fees and expenses would be higher.
				Fee Tables; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.70%	2.60%
	Investment options (Fund fees and expenses)[2]	0.62%	0.62%
	1 As a percentage of average Contract Value. [2] As a percentage of Covered Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

Lowest Annual Cost: $1,162	Highest Annual Cost: $2,612
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.70%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.60%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Contract Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.62%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.62%
Investment Options Footnotes [Text Block]	2 As a percentage of Covered Fund assets.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost: $1,162	Highest Annual Cost: $2,612
Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	Assumes: Investment of $100,000 •5% annual appreciation •Fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees

Lowest Annual Cost [Dollars]	$ 1,162
Highest Annual Cost [Dollars]	$ 2,612
Risks [Table Text Block]
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal and prior	Principal Risks
Not a Short Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed as a long-term accumulation investment for retirement savings and to provide lifetime withdrawal benefits.
Principal Risks
Excess Withdrawals
•Withdrawals that exceed the limits specified by the Guaranteed Lifetime
Withdrawal Benefit may reduce the guaranteed payments you receive under the
GLWB and may result in the termination of the GLWB, GAWs and the Contract.
Excess Withdrawals During the Accumulation Phase; Effect of Excess Withdrawals During the Withdrawal Phase
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the Covered Fund(s) available under the Contract.
•The Covered Fund has its own unique risks.
•You should review the prospectus for the Covered Fund before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract are subject to the claims-
paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available upon request. You may make such request by calling 855-756-4738 or visiting www.empower.com.
Principal Risks

Investment Restrictions [Text Block]	A withdrawal from the Covered Fund that is an Excess Withdrawal may reduce the guaranteed payment that you receive under the GLWB, or could terminate the GLWB, GAWs and the Contract.The Company reserves the right to add or remove a Covered Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Contract Value. At least one Covered Fund will always be available for investment under the Contract.
Optional Benefit Restrictions [Text Block]	Loans are permitted under the Contract, but are treated as Excess Withdrawals, that proportionally reduce your Benefit Base and could result in termination of GLWB, GAWs and the Contract. No interest is charged on loans.If you elect to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if you are under age 59 1∕2.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•Because you purchase the Contract through an IRA, it does not provide any additional tax benefit.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your registered representative may receive compensation in the form of commissions for selling this Contract to you.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of one you already own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract. Exchanges from this Contract generally are not applicable and are not discussed in this Prospectus.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees and expenses that you, as a Contractowner, will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page, if applicable, for information about the specific fees you will pay each year based on the options you have elected.Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce only your Contract Value, both your Contract Value and your Benefit Base, and/or could have tax consequences. See the Section “Managed Account Service and other Financial Adviser Fees” under “Charges and Deductions” later in this Prospectus.The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or make withdrawals from the Contract or Transfer cash value from the Covered Fund. State Premium Tax may also be deducted.GLWB Participant Transaction Expenses
Sales Load imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered)	None
Transfer Fee	None
The next table describes the fees that you will pay each year during the time that you are a GLWB Participant under the Contract (not including Covered Fund fees and expenses).Annual Contract Expenses
	Maximum Fee	Current Fee
Administrative Expenses[1]	$100.00	$0.00
Base Contract Expenses (as a percentage of average GLWB Participant Account Value)[2]	2.60%	1.20%
[1] Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.[2] Base Contract Expenses include the Variable Asset Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.The next item shows the minimum and maximum total operating expenses charged by the Covered Fund as of December 31, 2022 that you may pay periodically during the time that you participate in the Contract. A complete list of the Covered Fund(s) available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – Covered Fund Available Under the Contract.
Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.62	0.62

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 100.00
Administrative Expense, Current [Dollars]	$ 0.00
Administrative Expense, Footnotes [Text Block]	Currently, there is no annual Contract Maintenance Charge. However, we reserve the right to impose a Contract Maintenance Charge up to the maximum amount stated.
Base Contract Expense (of Other Amount), Maximum [Percent]	2.60%
Base Contract Expense (of Other Amount), Current [Percent]	1.20%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the Variable Asset Charge and Guarantee Benefit Fee. We reserve the right to collect a Variable Asset Charge at an annual rate of no more than 1% of the average GLWB Participant Account Value, which would be deducted on a daily basis. But currently no Variable Asset Charge applies. The Guarantee Benefit Fee, which may range from a minimum of 0.70% to a maximum of 1.50% is assessed separately on each Covered Fund in which you invest after the Benefit Base is established with respect to the Covered Fund.
Annual Portfolio Company Expenses [Table Text Block]
Annual Covered Fund Operating Expenses	Minimum %	Maximum %
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.62	0.62

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.62%
Portfolio Company Expenses Maximum [Percent]	0.62%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,150.00
Surrender Expense, 3 Years, Maximum [Dollars]	9,613.00
Surrender Expense, 5 Years, Maximum [Dollars]	16,302.00
Surrender Expense, 10 Years, Maximum [Dollars]	34,067.00
Annuitized Expense, 1 Year, Maximum [Dollars]	3,150.00
Annuitized Expense, 3 Years, Maximum [Dollars]	9,613.00
Annuitized Expense, 5 Years, Maximum [Dollars]	16,302.00
Annuitized Expense, 10 Years, Maximum [Dollars]	34,067.00
No Surrender Expense, 1 Year, Maximum [Dollars]	3,150.00
No Surrender Expense, 3 Years, Maximum [Dollars]	9,613.00
No Surrender Expense, 5 Years, Maximum [Dollars]	16,302.00
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 34,067.00
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractNot a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Withdrawals that are Excess Withdrawals under the terms of the GLWB will reduce or terminate the amount of guaranteed payments for which you are eligible, and may terminate the Contract.Risks Associated with Covered Fund. The value of your investment and any returns will depend on the performance of the Covered Fund. You bear the risk of any decline in your Contract Value resulting from the Covered Fund’s performance.Company’s Claims Paying Ability. Guarantees and benefits provided by the Contract are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce the death benefit, and any other guaranteed benefits may be reduced and subject to state and federal income tax, as well as a 10% federal penalty tax if the GLWB Participant is under age 59 1∕2.Contract Termination. Contractowner or the Company may terminate the Contract upon notice to the other party. If Empower terminates the Contract: after the Contract Termination Date: (a) no further Contributions will be made to the Contract. After the Contract Termination Date, Empower will continue to administer the Contract in accordance with the provisions of the Contract.Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 591/2 may be subject to a tax penalty.Cyber Security and Business Continuity RiskBecause our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Covered Fund, intermediaries and other affiliated or third-party service providers may adversely affect us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Covered Fund, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Covered Fund invests, which may cause the fund underlying your Contract to lose value. There can be no assurance that we or the Covered Fund or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits under the Contract
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.	Standard	The Guarantee Benefit Fee is calculated on an annual basis as a percentage of the Covered Fund Value. The fee may range from 0.70% to 1.50%. Currently, the fee is 1.20%
Must be invested in the
Covered Fund made
available under the
Contract;
Must pay the Guarantee
Benefit Fee when due.
The deduction of
advisory fees are treated
as Excess Withdrawals
and will result in a
dollar-for- dollar
reduction of your
Covered Fund Value.
Deduction of third-party
advisory fees are treated
as Excess Withdrawals
and will result in a
dollar-for-dollar
reduction of your
Covered Fund Value and
a proportionate
reduction of your
Benefit Base.

Death Benefit
If you die during the
Accumulation Phase or the
Withdrawal Phase, the GLWB
will terminate, and the
remaining Contract Value will
be distributed to the
beneficiary in accordance
with the Code and the terms
of the Contract. If you die
during the Withdrawal Phase
while a joint Covered Person
is still living, the joint
Covered Person will continue
to receive GAWs for the
remainder of his or her life.
		Standard	None	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Loan	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.	Standard	None
•Must be permitted
by the Code.
•Any amount
withdrawn from
Covered Fund Value
to fund the loan will
be treated be as an
Excess Withdrawal,
which will result in
a proportional
reduction of your
Benefit Base and
may reduce the
Benefit Base more
than the amount of
the withdrawal.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.	Standard	The Guarantee Benefit Fee is calculated on an annual basis as a percentage of the Covered Fund Value. The fee may range from 0.70% to 1.50%. Currently, the fee is 1.20%
Must be invested in the
Covered Fund made
available under the
Contract;
Must pay the Guarantee
Benefit Fee when due.
The deduction of
advisory fees are treated
as Excess Withdrawals
and will result in a
dollar-for- dollar
reduction of your
Covered Fund Value.
Deduction of third-party
advisory fees are treated
as Excess Withdrawals
and will result in a
dollar-for-dollar
reduction of your
Covered Fund Value and
a proportionate
reduction of your
Benefit Base.

Death Benefit
If you die during the
Accumulation Phase or the
Withdrawal Phase, the GLWB
will terminate, and the
remaining Contract Value will
be distributed to the
beneficiary in accordance
with the Code and the terms
of the Contract. If you die
during the Withdrawal Phase
while a joint Covered Person
is still living, the joint
Covered Person will continue
to receive GAWs for the
remainder of his or her life.
		Standard	None	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/Limitations
Loan	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.	Standard	None
•Must be permitted
by the Code.
•Any amount
withdrawn from
Covered Fund Value
to fund the loan will
be treated be as an
Excess Withdrawal,
which will result in
a proportional
reduction of your
Benefit Base and
may reduce the
Benefit Base more
than the amount of
the withdrawal.

Name of Benefit [Text Block]	Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Restrictions/Limitations
Name of Benefit [Text Block]	Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Covered Fund Available Under the ContractThe following is a list of the Covered Fund(s) currently available under the Contract. More information about the available Covered Fund is available in the prospectus for the Covered Fund, which may be amended from time to time and can be found online at https://www.greatwestinvestments.com/great-west-funds/fund-documents.shtml. You can also request this information at no cost by calling (855) 756-4738.The current expenses and performance information below reflect fees and expenses of the Covered Fund(s), but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Covered Fund is not necessarily an indication of future performance.
COVERED FUND TYPE	COVERED FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Balanced	Empower SecureFoundation® Balanced Fund (formerly Great-West SecureFoundation® Balanced Fund) Adviser: Empower Capital Management, LLC (formerly Great-West Capital Management, LLC) Sub-Adviser: N/A	0.60%[1]	-14.51%	3.83%	6.14%
[1] This Covered Fund’s Current Expense reflects temporary fee reduction.

Prospectuses Available [Text Block]	The following is a list of the Covered Fund(s) currently available under the Contract. More information about the available Covered Fund is available in the prospectus for the Covered Fund, which may be amended from time to time and can be found online at https://www.greatwestinvestments.com/great-west-funds/fund-documents.shtml. You can also request this information at no cost by calling (855) 756-4738.The current expenses and performance information below reflect fees and expenses of the Covered Fund(s), but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Covered Fund is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
COVERED FUND TYPE	COVERED FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Balanced	Empower SecureFoundation® Balanced Fund (formerly Great-West SecureFoundation® Balanced Fund) Adviser: Empower Capital Management, LLC (formerly Great-West Capital Management, LLC) Sub-Adviser: N/A	0.60%[1]	-14.51%	3.83%	6.14%
[1] This Covered Fund’s Current Expense reflects temporary fee reduction.

Portfolio Company Objective [Text Block]	COVEREDFUND TYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Covered Fund’s Current Expense reflects temporary fee reduction
Great-West SecureFoundation; II Variable Annuity IRA | ExcessWithdrawalsMember
Prospectus:
Risk [Text Block]	•Withdrawals that exceed the limits specified by the Guaranteed Lifetime Withdrawal Benefit may reduce the guaranteed payments you receive under the GLWB and may result in the termination of the GLWB, GAWs and the Contract.
Great-West SecureFoundation; II Variable Annuity IRA | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the Covered Fund(s) available under the Contract.•The Covered Fund has its own unique risks.•You should review the prospectus for the Covered Fund before making an investment decision.
Great-West SecureFoundation; II Variable Annuity IRA | NotaShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash. Withdrawals that are Excess Withdrawals under the terms of the GLWB will reduce or terminate the amount of guaranteed payments for which you are eligible, and may terminate the Contract.
Great-West SecureFoundation; II Variable Annuity IRA | RisksAssociatedwithCoveredFundMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Covered Fund. The value of your investment and any returns will depend on the performance of the Covered Fund. You bear the risk of any decline in your Contract Value resulting from the Covered Fund’s performance.
Great-West SecureFoundation; II Variable Annuity IRA | CompanysClaimsPayingAbilityMember
Prospectus:
Principal Risk [Text Block]	Company’s Claims Paying Ability. Guarantees and benefits provided by the Contract are subject to the financial strength and claims paying ability of the Company. If the Company experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Great-West SecureFoundation; II Variable Annuity IRA | DeductionThirdPartyAdvisoryFeesMember
Prospectus:
Principal Risk [Text Block]	Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce the death benefit, and any other guaranteed benefits may be reduced and subject to state and federal income tax, as well as a 10% federal penalty tax if the GLWB Participant is under age 59 1∕2.
Great-West SecureFoundation; II Variable Annuity IRA | ContractTerminationMember
Prospectus:
Principal Risk [Text Block]	Contract Termination. Contractowner or the Company may terminate the Contract upon notice to the other party. If Empower terminates the Contract: after the Contract Termination Date: (a) no further Contributions will be made to the Contract. After the Contract Termination Date, Empower will continue to administer the Contract in accordance with the provisions of the Contract.
Great-West SecureFoundation; II Variable Annuity IRA | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 591/2 may be subject to a tax penalty.
Great-West SecureFoundation; II Variable Annuity IRA | CyberSecurityandBusinessContinuityRiskMember
Prospectus:
Principal Risk [Text Block]	Cyber Security and Business Continuity RiskBecause our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Covered Fund, intermediaries and other affiliated or third-party service providers may adversely affect us and your interest in the Contract. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Covered Fund, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Covered Fund invests, which may cause the fund underlying your Contract to lose value. There can be no assurance that we or the Covered Fund or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.
Great-West SecureFoundation; II Variable Annuity IRA | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior
Great-West SecureFoundation; II Variable Annuity IRA | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed as a long-term accumulation investment for retirement savings and to provide lifetime withdrawal benefits.
Great-West SecureFoundation; II Variable Annuity IRA | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Company. If the Company experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available upon request. You may make such request by calling 855-756-4738 or visiting www.empower.com.
Great-West SecureFoundation; II Variable Annuity IRA | EmpowerSecureFoundationBalancedFundInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Empower SecureFoundation® Balanced Fund (formerly Great-West SecureFoundation® Balanced Fund)
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC (formerly Great-West Capital Management, LLC)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.51%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Great-West SecureFoundation; II Variable Annuity IRA | GuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	Provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund, provided the conditions of the GLWB is satisfied.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Standard Benefit Expense (of Other Amount), Current [Percent]	1.20%
Standard Benefit Expense (of Other Amount), Minimum [Percent]	0.70%
Brief Restrictions / Limitations [Text Block]	Must be invested in the Covered Fund made available under the Contract;Must pay the Guarantee Benefit Fee when due.The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for- dollar reduction of your Covered Fund Value. Deduction of third-party advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and a proportionate reduction of your Benefit Base.
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Operation of Benefit [Text Block]	The Guaranteed Lifetime Withdrawal BenefitThe GLWB provides guaranteed minimum lifetime income without regard to the performance of the Covered Fund in which the Variable Account is invested. The GLWB does not have a cash value. Provided all conditions of the GLWB are satisfied, if the Contract Value equals zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the Contract, such as custodian fees or advisory fees, and/or Guaranteed Annual Withdrawal(s) (“GAW”), we will make annual payments to you for the rest of your life.The guaranteed income that may be provided by the GLWB is initially based on the age and life of the Covered Person (or if there are joint Covered Persons, on the age of the younger joint Covered Person and the lives of both Covered Persons) as of the date we calculate the first Installment. A joint Covered Person must be the Spouse and the sole beneficiary of the Contractowner.The GLWB provides two basic protections to Contractowners who purchase the GLWB as a source or potential source of lifetime retirement income or other long-term purposes. Provided that the conditions of the GLWB are satisfied, the GLWB protects the Contractowner from:•longevity risk, which is the risk that the Contractowner will outlive the assets invested in the Covered Fund; and•income volatility risk, which is the risk of downward fluctuations in the Contractowner’s retirement income due to changes in market performance.Both of these risks increase as a result of poor market performance early in retirement. Point-in-time risk (which is the risk of retiring on the eve of a down market) significantly contributes to both longevity and income volatility risk.The GLWB does not provide a guarantee that the Covered Fund or the Contract will retain a certain value or that the value of the Covered Fund or the Contract will remain steady or grow over time. Instead, it provides a guarantee, under certain specified conditions, that regardless of the performance of the Covered Fund and regardless of how long the Contractowner lives, the Contractowner will receive a guaranteed level of annual income for life. Therefore, it is important to understand that while the preservation of capital may be one of the Contractowner’s goals, the achievement of that goal is not guaranteed by the GLWB.The GAWs are first made from your Covered Fund Value. Empower will use its own assets to pay Installments only if the Covered Fund Value is reduced to zero due to Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB, such as custodian fees or advisory fees, and/or GAWs. We limit our risk under the GLWB in this regard by limiting the amount a Contractowner may withdraw each year to GAWs. A Contractowner who needs to take Excess Withdrawals may not receive the full benefit of the GLWB.If the return on the Covered Fund Value over time is sufficient to generate gains that can sustain constant GAWs, then the GLWB would not have provided any financial gain. Conversely, if the return on the Covered Fund Value over time is not sufficient to generate gains that can sustain constant GAWs, then the GLWB would be beneficial.You should discuss your investment strategy and risk tolerance with your financial advisor before purchasing the Contract. You should consider the payment of the Guarantee Benefit Fee relative to the benefits and features of the GLWB, your risk tolerance, and proximity to retirement.Any payments we are required to make under the GLWB that exceed your Contract Value will depend on our long-term ability to make such payments. We will make all such guaranteed payments under the GLWB from our General Account, which is not insulated from the claims of our third-party creditors. Therefore, your receipt of payments from us is subject to our claims paying ability.The GLWB is calculated for your Contract Value allocated to the Covered Fund. Like all withdrawals under the Contract, a withdrawal from the Covered Fund may be treated as an Excess Withdrawal. As explained in more detail below, an Excess Withdrawal will reduce the guaranteed payments you receive with respect to the Covered Fund. Large or repeated Excess Withdrawals during periods when the Covered Fund is experiencing negative market performance may even eliminate your guaranteed payment with respect to the Covered Fund altogether and terminate the Contract.The Guarantee Benefit FeeIn exchange for the GLWB, we charge a separate annual fee (called a Guarantee Benefit Fee), which is calculated as a specified percentage of the Covered Fund Value (up to $5 million) at the time the Guarantee Benefit Fee is calculated. The fee is deducted from your Contract Value by redeeming Accumulation Units in the Variable Accounts. The guaranteed maximum or minimum Guarantee Benefit Fees we can charge are:•The maximum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.50%;•The minimum Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 0.70%;•The current Guarantee Benefit Fee, as a percentage of a Contractowner’s Covered Fund Value, on an annual basis, is 1.20%.You will pay the Guarantee Benefit Fee for Covered Fund after the GLWB begins to accrue with respect to the Covered Fund. For the Empower SecureFoundation® Balanced Fund (the “Balanced Fund”), we begin to charge the Guarantee Benefit Fee on your Election Date (when you allocate Contract Value to the Variable Account that invests in the fund). We may change the current Guarantee Benefit Fee at any time within the minimum and maximum range described above upon thirty (30) days prior written notice. We determine the Guarantee Benefit Fee based on observations of a number of experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only, we reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee. Because the Covered Fund is offered by an affiliated company, we may benefit indirectly from the charges imposed by the Covered Fund.How the GLWB WorksThe GLWB has three phases: an “Accumulation Phase,” a “Withdrawal Phase,” and a “Settlement Phase.”The Accumulation Phase: The Accumulation Phase starts when you make an initial Contribution to a Covered Fund and the GLWB begins to accrue. During the Accumulation Phase, you may make additional Contributions, which establishes the Benefit Base (this is the sum of all Contributions minus any withdrawals and any adjustments made on the “Ratchet Date” as described later in this Prospectus), and take withdrawals (although such withdrawals will be considered Excess Withdrawals, which will reduce the amount of the Benefit Base and could terminate the GAWs and the Contract). You are responsible for managing withdrawals during the Accumulation Phase.The Withdrawal Phase: After the Contractowner (or if there are joint Covered Persons, the younger joint Covered Person) has turned age 55, then the Contractowner may enter the Withdrawal Phase and begin to take GAWs (which are annual withdrawals that do not exceed a specified amount) without reducing the Benefit Base. GAWs before age 59 1∕2 may result in certain tax penalties.Settlement Phase: If the Covered Fund Value falls to zero as a result of Covered Fund performance, the Guarantee Benefit Fee, certain other extra-contractual IRA fees that are not directly associated with the GLWB or Contract, such as custodian fees or advisory fees, and/or GAWs, the Settlement Phase will begin. During the Settlement Phase, we make Installments at the GAW for the life of the Contractowner (and the surviving Covered Person, if any). However, the Settlement Phase may never occur, depending on how long the Contractowner (and the surviving Covered Person, if any) lives and the performance of the Covered Fund(s) in which the Contractowner invests. You may not make additional Contributions after the Settlement Phase begins.Cancellation of the GLWBThe GLWB is cancelled when the Covered Fund Value and Benefit Base are reduced to zero before the Settlement Phase as a result of one or more Excess Withdrawals. If the GLWB is cancelled, the Benefit Base, GAW, and any other benefit under the GLWB shall terminate.Numerical Example Where GLWB Is NOT Cancelled:Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Excess Withdrawal amount: $49,500
Covered Fund Value after Excess Withdrawal = $50,000 - $49,500 = $500
Covered Fund Value adjustment = $500/$50,000 = 0.01
Adjusted Benefit Base = $100,000 x 0.01 = $1,000New GAW Installment amount = $1,000 * 5% = $50Numerical Example Where GLWB Is Cancelled:Attained Age: 67
Current Benefit Base = $100,000
Current Covered Fund Value = $55,000
Current GAW%: 5%
Current GAW Installment amount = $5,000
Covered Fund Value after GAW payment = $55,000 - $5,000 = $50,000Covered Fund Value before the Excess Withdrawal adjustment = $50,000Excess Withdrawal amount: $50,000Covered Fund Value after Excess Withdrawal = $50,000 - $50,000 = $0Covered Fund Value adjustment = $0/$50,000 = 0Adjusted Benefit Base = $100,000 x 0 = $0So, as the Benefit Base is depleted, the GLWB is cancelled.Termination of the GLWBThe GLWB will automatically terminate as provided in the Contract for reasons including, but not limited to, those set forth below:•on the Annuity Commencement Date;•upon death of the single Covered Person if there is no surviving Covered Person or, if there are joint Covered Persons, the death of the second to die if the second Covered Person continues the Contract;•subject to any applicable grace period, if Empower does not receive the Guarantee Benefit Fee on the date the fee is due;•if a Covered Fund is discontinued or otherwise removed and the Contractowner after receiving notice does not agree to Transfer such Covered Fund Value to a comparable Covered Fund currently made available by Empower within 60 days; and•if the Owner terminates the Contract and the Covered Person is not in the Settlement Phase.
Calculation Method of Benefit [Text Block]	•If a Contractowner dies after the annuity starting date, payments must continue to be made at least as rapidly as during the Contractowner’s life.The Withdrawal PhaseThe Withdrawal Phase begins when the Contractowner elects to receive GAWs under the Contract. The Withdrawal Phase continues until the Covered Fund Value reaches zero and the Settlement Phase begins.The Withdrawal Phase cannot begin until all Covered Persons attain age 55. Distributions prior to age 59 1∕2 may be subject to a penalty tax. Installments will not begin until Empower receives appropriate and satisfactory information verifying the age of the Covered Person(s).In order to initiate the Withdrawal Phase, the Contractowner must submit a written Request to Empower.Any distributions taken before all Covered Persons under the GLWB attain age 55 will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base, as described above.InstallmentsIt is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB. After you elect to receive GAWs and we verify the age of the Covered Person(s), we will determine the amount of the GAW.Once the Withdrawal Phase has begun, you may not make any additional new Contributions although Transfers from other investment options available in the IRA and indirect rollovers (i.e., first to other investment options offered in the IRA and then to the SecureFoundation® Balanced Fund) are allowed throughout the Withdrawal Phase. Any additional Contributions made after the initial Benefit Base is established will increase the Benefit Base dollar-for-dollar on the date the Contribution is made.During the Withdrawal Phase, the Benefit Base will receive an annual adjustment or “ratchet” just as it did during the Accumulation Phase. The Ratchet Date will become the anniversary of Initial Installment Date for the Covered Fund, which may be different from the Ratchet Date during the Accumulation Phase, which occurs either on the anniversary of the Election Date or the first day of the year.Just like during the Accumulation Phase, the Benefit Base will be automatically adjusted on an annual basis, on the Ratchet Date, to the greater of: (a) the current Benefit Base; or (b) the current Covered Fund Value. In addition, we will review your GAW each year using your current Covered Fund Value and Attained Age GAW% and, if the result is a higher Installment amount, reset your GAW to the higher amount (see “Automatic Resets of the GAW% During the Withdrawal Phase” section below). You should always keep in mind that while Installments during the Withdrawal Phase do not reduce the Benefit Base, they will reduce your Contract Value on a dollar- for-dollar basis.When you enter the Withdrawal Phase, we will provide guidance on the maximum GAW payment that will not result in an Excess Withdrawal. But you are responsible for determining the amount of your GAW payment. You may take less than the maximum GAW payment or suspend your GAW payments after they have commenced. You may receive the missed payments by submitting a Request with no less than 30 calendar days advance notice. Each year, you may receive up to your GAW amount without causing an Excess Withdrawal. However, please note that if you elect to receive less than your GAW, you may receive the balance of your GAW for that year with no adverse consequences, provided you receive the missed payment(s) before your next Ratchet Date. You cannot receive the remaining GAW amount after the next Ratchet Date without risking an Excess Withdrawal. All Requests regarding GAW payments must be submitted in writing.Calculation of Installment AmountThe GAW% is initially based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons the percentage is based on the age of the younger Covered Person.The GAW is based on a percentage of the Benefit Base pursuant to the following schedule:
Sole Covered Person	Joint Covered Person
4.0% for life at ages 55-64	3.5% for youngest joint life at ages 55-64
5.0% for life at ages 65-69	4.5% for youngest joint life at ages 65-69
6.0% for life at ages 70-79	5.5% for youngest joint life at ages 70-79
7.0% for life at ages 80+	6.5% for youngest joint life at ages 80+
The GAW will then be calculated by multiplying the Benefit Base by the GAW%. The maximum amount of the Installment equals the GAW divided by the number of payments that the Contractowner elects to receive each year. Each subsequent year, we will recalculate the GAW based on the Covered Fund Value as of the Ratchet Date and the GAW% for the Contractowner’s, or the younger joint Covered Person’s, Attained Age on the Ratchet Date.Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the Withdrawal Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the Withdrawal Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person, nor may the beneficiary designation of a joint election be changed.Installment Frequency OptionsThe Contractowner may elect to receive installments on the following intervals:(a)Annual - the GAW will be paid on the Initial Installment Date and each anniversary thereafter.(b)Semi-Annual - half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary thereafter.(c)Quarterly - one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary thereafter.(d)Monthly - one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary thereafter.During the Withdrawal Phase, the Contractowner may Request to change the frequency of Installments at any time before the Settlement Phase by providing Empower with at least 30 calendar days advance notice. The frequency of Installments cannot be changed during the Settlement Phase.Lump Sum Distribution OptionAt any time during the Withdrawal Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum distribution up to the remaining scheduled amount of the GAW for that year.Numerical Example of Lump Sum DistributionAssume the following:GAW = $4,800 with a monthly distribution of $400Three monthly Installments have been made (3 x $400 = $1,200)Remaining GAW = GAW - paid Installments to date = $4,800 - $1,200 = $3,600So, a lump sum distribution of $3,600 may be taken.Suspending and Re-Commencing Installments After a Lump Sum DistributionAfter a lump sum distribution, you are responsible for submitting a written Request to suspend the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you do not suspend the remaining Installments for the year, an Excess Withdrawal may occur. After suspending Installments, you must provide Empower with at least 30 calendar days’ notice in order to recommence Installment payments. The Ratchet Date will not change if Installments are suspended.Automatic Resets of the GAW% During the Withdrawal PhaseEach year we will recalculate the GAW based on the Covered Fund Value as of the Ratchet Date and the GAW% for the Contractowner’s, or the younger joint Covered Person’s, Attained Age on the Ratchet Date, and, if the result is higher than the current GAW, reset the GAW. Your new GAW will appear on the statement of your Contract Value, which you will receive at least annually. In addition, you may access this information at any time on Empower’s website. Empower will not increase Installments to reflect a Reset unless directed to do so by the Contractowner. But, as discussed further below, an Excess Withdrawal may result in an automatic reduction of your Installments.If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) is greater than
(Current GAW%) x (Current Benefit Base)Then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and
(Covered Fund Value) = (New Benefit Base)Numerical Example When Reset is Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200So New GAW Amount is $7,200
New Benefit Base is $120,000
New GAW% is 6%Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW % before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%(Current GAW %) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500So Because $4,500 is less than current GAW of $5,000, no ResetEffect of Excess Withdrawals During the Withdrawal PhaseExcess Withdrawals will reduce your guaranteed payment by reducing the Benefit Base on which the payment is calculated. Generally, unless Empower requests the withdrawal or Transfer, an Excess Withdrawal may occur either as a result of a total or partial surrender of your Contract Value or as a result of a withdrawal that occurs when you Transfer Covered Fund Value from one Covered Fund to another. Any withdrawal taken before the Withdrawal Phase of the Contract is an Excess Withdrawal. After the Withdrawal Phase begins, an Excess Withdrawal is any withdrawal that exceeds your GAW. Excess Withdrawals will have a particularly large impact on your guaranteed payments during any period when the Benefit Base is greater than your Covered Fund Value due to negative Covered Fund performance. Because the Excess Withdrawal reduces your Benefit Base by the same proportion as the Excess Withdrawal to your Covered Fund Value, the Excess Withdrawal will decrease your Benefit Base by more than the amount you withdraw. Taking Excess Withdrawals, therefore, can significantly reduce or even eliminate the guaranteed payments to which you are otherwise entitled under the GLWB.After the Initial Installment Date, to the extent a distribution or Transfer (when combined with Installments and all other distributions and Transfers that occurred during the applicable twelve-month period ending on a Ratchet Date) is greater than the GAW, then any such amounts greater than the GAW will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (after the GAW).If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.Numerical Example:
Covered Fund Value before GAW = $55,000
Benefit Base = $100,000
GAW %: 5%
GAW Amount = $100,000 x 5% = $5,000Total annual withdrawal: $10,000
Excess Withdrawal = $10,000 - $5,000 = $5,000
Covered Fund Value after GAW = $55,000 - $5,000 = $50,000
Covered Fund Value after Excess Withdrawal = $50,000 - $5,000 = $45,000
Covered Fund Value Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount (assuming no Benefit Base increase on succeeding Ratchet Date) = $90,000 x 5% = $4,500If you take an Excess Withdrawal, we will automatically reduce your Installments after your next Ratchet Date to a level that will not result in an Excess Withdrawal. We will not make any adjustments to remaining Installments prior to your next Ratchet Date. You are responsible for suspending your remaining Installments if you want to avoid any further Excess Withdrawals.Withdrawals taken during the Withdrawal Phase to meet required minimum distribution (RMD) requirements will not be treated as Excess Withdrawals to the extent that the RMD is attributable to Covered Fund Value, which is the proportional amount of Contract Value that is invested in the Covered Fund, and the RMD election is based on life expectancy. Please see the examples below. In the event of a dispute about the proportion of the RMD amount that is attributable to Covered Fund Value, our determination will govern. If you own a Roth IRA, you are not required to receive RMDs from your Roth IRA during your life. You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals.If a Contractowner Requests a distribution or Transfer over the telephone, Empower will advise the Contractowner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Contractowner may Request that Empower determine whether, as of the date of the Request, the Requested distribution or Transfer would be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the distribution or Transfer being considered an Excess Withdrawal. Alternatively, if a Contractowner makes a Request in writing, Empower will advise the Contractowner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Contractowner may contact Empower by telephone to determine whether, as of the date of the Request, the Requested distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such distribution or Transfer will be determined as of the date that Empower receives the Request, subject to the terms set forth in the written Request.RMD Numerical Example #1:•Total IRA account value = $100,000•Covered Fund Value = $50,000 (50% of total account value)•IRA account value held in other investments = $50,000 (50% of total account value)•GAW = $2,500•Total RMD attributable to the IRA = $3,000•RMD attributable to the Covered Fund = $3,000 x 0.50 = $1,500Under these circumstances, the Contractowner may take the full $2,500 GAW, but the remaining $500 needed for RMDs would be considered an Excess Withdrawal if taken from the Covered Fund. To avoid the Excess Withdrawal, the Contractowner would need to take the remaining $500 RMD from the Contractowner’s other assets in the IRA.RMD Numerical Example #2:•Total IRA account value = $100,000•Covered Fund Value = $50,000 (50% of total account value)•IRA account value held in other investments = $50,000 (50% of total account value)•GAW = $2,500•Total RMD attributable to the IRA = $6,200•RMD attributable to the Covered Fund = $6,200 x 0.50 = $3,100Under these circumstances, the Contractowner may take the full $2,500 GAW and may take an additional $600 for RMDs out of the Covered Fund - this additional $600 needed for RMDs would not be considered an Excess Withdrawal. In order to satisfy the remaining $3,100 in RMDs without taking an Excess Withdrawal, the Contractowner would need to withdraw the remaining $3,100 from other assets in the IRA.You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals during the Accumulation Phase of the Contract.Important Note: Notwithstanding the foregoing description of the effects of Excess Withdrawals during the withdrawal phase, generally any withdrawal or Transfer you make that is specifically requested or mandated by Empower shall not be considered an Excess Withdrawal. However, in the event Empower sends you advance notice of the elimination of a Covered Fund with a proposed comparable replacement Covered Fund, and you instead choose to transfer your account balance in the eliminated Covered Fund to a Covered Fund that is not the comparable fund offered by Empower as a replacement Covered Fund, you will lose your Benefit Base in the eliminated Covered Fund upon such transfer.Death During the Withdrawal PhaseIf the Contractowner Dies After the Initial Installment Date as a Sole Covered Person.If the Contractowner dies after the Initial Installment Date without a joint Covered Person, the GLWB will terminate and no further Installments will be paid. The remaining Contract Value shall be distributed in accordance with the Code and the terms of the Contract. A beneficiary is not entitled to start or continue to receive GAWs under the Contract.If the Contractowner Dies After the Initial Installment Date while Joint Covered Person is Living.Upon the Contractowner’s death after the Initial Installment Date, and while the joint Covered Person is still living, the joint Covered Person/beneficiary will continue to receive Installments based on the Contractowner’s original election until his or her death, if permitted by the Code. Installments may continue to be paid to the surviving Covered Person based on the GAW% for joint Covered Persons as described above. After the joint Covered Person’s death, the GLWB will terminate, no further Installments will be paid, and any remaining Contract Value will be distributed in accordance with the Code and the terms of the Contract.Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum distribution or to roll over the Covered Fund Value to an IRA that offers an Empower approved GLWB feature, if available. Any election made by the beneficiary or Covered Person is irrevocable.
Great-West SecureFoundation; II Variable Annuity IRA | LoanMember
Prospectus:
Name of Benefit [Text Block]	Loan
Purpose of Benefit [Text Block]	You may take a loan on your Contract Value during the Accumulation Phase or the Withdrawal Phase if permitted by the Code.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Must be permitted by the Code.•Any amount withdrawn from Covered Fund Value to fund the loan will be treated be as an Excess Withdrawal, which will result in a proportional reduction of your Benefit Base and may reduce the Benefit Base more than the amount of the withdrawal.
Name of Benefit [Text Block]	Loan
Great-West SecureFoundation; II Variable Annuity IRA | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If you die during the Accumulation Phase or the Withdrawal Phase, the GLWB will terminate, and the remaining Contract Value will be distributed to the beneficiary in accordance with the Code and the terms of the Contract. If you die during the Withdrawal Phase while a joint Covered Person is still living, the joint Covered Person will continue to receive GAWs for the remainder of his or her life.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The deduction of advisory fees are treated as Excess Withdrawals and will result in a dollar-for-dollar reduction of your Covered Fund Value and therefore, your death benefit.BenefitPurposeWhether Benefit Is Standard or OptionalMaximum FeeRestrictions/Limitations
Name of Benefit [Text Block]	Death Benefit